Other Receivables	12 Months Ended
Dec. 31, 2022
Other Receivables Disclosure [Abstract]
OTHER RECEIVABLES

12. OTHER RECEIVABLES

$000	Year ended December 31,
	2022	2021

VAT Receivable	-	80
Security deposits receivable	130	35
Prepayments	170	1,186
	300	1,301

There are no differences between the carrying amount and fair value of any of the trade and other receivables above.